RULE 497 DOCUMENT

On behalf of the Goldman Sachs Tax-Advantaged Global Equity Portfolio and Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Portfolios”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Portfolios pursuant to Rule 497(e) (Accession No. 0001193125-13-129658) on March 27, 2013, which is incorporated by reference into this Rule 497 Document.